Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
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Summary by Class of Assets

	Rights and Concessions	Software	Goodwill	Total
Balance at January 1, 2018	1,801	321	218	2,340

Addition	841	85	—	926
Capitalized borrowing costs	—	4	—	4
Write-offs	(15)	—	—	(15)
Transfers	(42)	6	14	(22)
Amortization	(14)	(98)	—	(112)
Cumulative translation adjustment	(241)	(46)	(29)	(316)

Balance at December 31, 2018	2,330	272	203	2,805

Cost	2,549	1,592	203	4,344
Accumulated amortization	(219)	(1,320)	—	(1,539)

Balance at December 31, 2018	2,330	272	203	2,805

Addition	1,339	74	—	1,413
Concession for exploration of oil and natural gas – Oil Surplus on theTransfer of rights agreement	15,341	—	—	15,341
Capitalized borrowing costs	—	4	—	4
Write-offs	(11)	(6)	—	(17)
Transfers	(83)	(47)	(137)	(267)
Amortization	(10)	(60)	—	(70)
Impairment recognition	(1)	—	—	(1)
Impairment reversal	—	—	—	—
Cumulative translation adjustment	263	5	(3)	265

Balance at December 31, 2019	19,168	242	63	19,473

Cost	19,290	1,469	63	20,822
Accumulated amortization	(122)	(1,227)	—	(1,349)

Balance at December 31, 2019	19,168	242	63	19,473

Estimated useful life in years	(* )	5	Indefinite

(*)	Mainly composed of assets with indefinite useful lives, which are reviewed annually to determine whether events and circumstances continue to support an indefinite useful life assessment.